Director's Loans (Tables)	12 Months Ended
Mar. 31, 2018
Borrowings [abstract]
Schedule of Unsecured Loans Payable

Unsecured loans payable to a director	March 31, 2018	March 31, 2017
Opening balance	$1,330,500	$1,234,849
Net amounts (repaid) advanced	(1,000,000)	500,000
Transaction costs	–	(607,406)
Amortisation of transaction costs	433,044	203,057
Closing balance	$763,544	$1,330,500

Schedule of Borrowings
	March 31, 2018	March 31, 2017
Current portion	–	390,243
Non-current portion	763,544	940,257
Total	763,544	1,330,500

Schedule of Transaction Cost

Transaction costs	Year ended March 31,
	2018	2017	2016
Interest on director’s loan	$128,096	$136,959	$82,614
Amortization of transaction costs	433,044	203,057	56,992
Total	$561,140	$340,016	$139,606